Federated Hermes Mid-Cap Index Fund
Portfolio of Investments
January 31, 2025 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—98.4%
		Communication Services—1.4%
21,029	[2]	Frontier Communications Parent, Inc.	$ 751,997
12,047		Iridium Communications, Inc.	346,351
15,366		New York Times Co., Class A	834,374
3,020		Nexstar Media Group, Inc., Class A	462,725
7,463	[2]	TKO Group Holdings, Inc.	1,158,332
9,203		Warner Music Group Corp.	292,655
29,117	[2]	ZoomInfo Technologies, Inc.	299,614
		TOTAL	4,146,048
		Consumer Discretionary—13.8%
5,896	[2]	Abercrombie & Fitch Co., Class A	703,864
25,490		Aramark	991,816
7,367		Autoliv, Inc.	712,094
1,718	[2]	AutoNation, Inc.	323,929
8,440		Boyd Gaming Corp.	646,926
6,811		Brunswick Corp.	459,334
6,035	[2]	Burlington Stores, Inc.	1,713,518
18,209	[2]	Capri Holdings Ltd.	451,219
15,331	[2]	Chewy, Inc.	597,602
2,087	[3]	Choice Hotels International, Inc.	307,478
7,372		Churchill Downs, Inc.	911,032
2,798		Columbia Sportswear Co.	247,063
7,012	[2]	Crocs, Inc.	715,715
5,676		Dick’s Sporting Goods, Inc.	1,362,524
3,717	[2]	Duolingo, Inc.	1,352,951
5,620	[2]	Five Below, Inc.	527,044
10,735	[2]	Floor & Decor Holdings, Inc.	1,074,574
39,581	[2]	GameStop Corp.	1,064,729
22,810		Gap (The), Inc.	549,037
23,123		Gentex Corp.	599,348
11,332	[2]	Goodyear Tire & Rubber Co.	100,515
296		Graham Holdings Co.	274,931
3,664	[2]	Grand Canyon Education, Inc.	643,545
13,548		H&R Block, Inc.	749,340
15,839		Harley-Davidson, Inc.	428,603
6,774	[2]	Hilton Grand Vacations, Inc.	279,089
3,210		Hyatt Hotels Corp.	507,918
7,290		KB HOME	489,159
5,596		Lear Corp.	526,528
8,928	[2]	Light & Wonder International, Inc.	784,860
2,203		Lithia Motors, Inc.	828,548
35,920		Macy’s, Inc.	559,634
1,563		Marriott Vacations Worldwide Corp.	135,622
31,234	[2]	Mattel, Inc.	582,202
2,063		Murphy USA, Inc.	1,037,503
9,992		Nordstrom, Inc.	241,806
5,991	[2]	Ollie’s Bargain Outlet Holdings, Inc.	668,056
1,945		Penske Automotive Group, Inc.	322,150

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
8,419	[2]	Planet Fitness, Inc.	$ 910,599
5,602		Polaris, Inc., Class A	267,215
5,165		PVH Corp.	462,784
1,095	[2]	RH	458,925
13,747		Service Corp. International	1,073,916
12,393	[2]	Skechers USA, Inc., Class A	933,689
10,124	[2]	Taylor Morrison Home Corp.	652,593
19,479		Tempur Sealy International, Inc.	1,229,904
6,344		Texas Roadhouse, Inc.	1,148,898
8,166		The Wendy’s Co.	121,102
5,466		Thor Industries, Inc.	562,123
9,608		Toll Brothers Finance Corp.	1,304,863
2,948	[2]	TopBuild Corp.	1,010,221
9,431		Travel + Leisure Co.	512,669
10,016	[2]	Under Armour, Inc., Class A	83,634
3,299	[2]	Under Armour, Inc., Class C	24,841
2,873		Vail Resorts, Inc.	488,755
13,331	[2]	Valvoline, Inc.	494,713
3,020	[2]	Visteon Corp.	253,861
4,134		Whirlpool Corp.	434,111
12,212		Williams-Sonoma, Inc.	2,581,250
3,331		Wingstop, Inc.	992,305
7,295		Wyndham Hotels & Resorts, Inc.	766,121
8,975	[2]	YETI Holdings, Inc.	334,409
		TOTAL	41,575,307
		Consumer Staples—4.6%
12,227	[2]	Bellring Brands, Inc.	945,758
11,415	[2]	BJ’s Wholesale Club Holdings, Inc.	1,130,656
3,547		Casey’s General Stores, Inc.	1,496,018
10,290	[2]	Celsius Holdings, Inc.	257,044
551		Coca-Cola Bottling Co.	753,559
39,621	[2]	Coty, Inc., Class A	290,422
16,332	[2]	Darling Ingredients, Inc.	611,797
5,706	[2]	elf Beauty, Inc.	570,087
12,241		Flowers Foods, Inc.	239,312
7,364		Ingredion, Inc.	1,004,744
2,015		Lancaster Colony Corp.	340,011
15,767	[2]	Maplebear, Inc.	761,231
14,843	[2]	Performance Food Group Co.	1,340,471
3,333	[2]	Pilgrim’s Pride Corp.	155,118
4,396	[2]	Post Holdings, Inc.	466,679
4,128	[2]	Smithfield Foods, Inc.	88,752
10,788	[2]	Sprouts Farmers Market, Inc.	1,708,172
930	[2]	The Boston Beer Co., Inc., Class A	233,123
22,269	[2]	US Foods Holding Corp.	1,579,540
		TOTAL	13,972,494
		Energy—4.4%
30,879		Antero Midstream Corp.	495,299
29,044	[2]	Antero Resources Corp.	1,083,922
17,469		Championx Corp.	500,312
6,210		Chord Energy Corp.	698,314
11,401		Civitas Resources, Inc.	578,715

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
10,549	[2]	CNX Resources Corp.	$ 288,832
10,911		DT Midstream, Inc.	1,102,884
20,181		Expand Energy Corp.	2,050,390
16,417		HF Sinclair Corp.	592,325
7,714	[2]	Infinity Natural Resources, Inc.	162,534
10,767		Matador Resources Co.	624,486
13,063		Murphy Oil Corp.	347,868
39,908		NOV, Inc.	576,671
29,097		Ovintiv, Inc.	1,228,475
3,991		PBF Energy, Inc.	116,777
64,079		Permian Resources Corp.	938,757
22,655		Range Resources Corp.	839,141
2,926	[2]	Valaris Ltd.	140,272
2,057	[2,3]	Venture Global, Inc.	42,066
7,091		Viper Energy Partners LP	332,568
7,489		Weatherford International PLC	471,432
		TOTAL	13,212,040
		Financials—18.0%
2,787		Affiliated Managers Group, Inc.	523,789
27,530		Ally Financial, Inc.	1,072,844
6,825		American Financial Group, Inc.	932,022
56,108		Annaly Capital Management, Inc.	1,145,164
16,866		Associated Banc-Corp.	424,011
10,927		Bank OZK	554,982
6,387	[2]	Brighthouse Financial, Inc.	394,142
13,646		Cadence Bank	480,339
17,680		Carlyle Group LP/The	992,909
13,970		CNO Financial Group, Inc.	557,962
25,755		Columbia Banking Systems, Inc.	718,564
13,281		Comerica, Inc.	894,077
11,487		Commerce Bancshares, Inc.	767,332
6,462		Cullen Frost Bankers, Inc.	900,803
13,207		East West Bancorp, Inc.	1,359,925
33,659		Equitable Holdings, Inc.	1,831,723
10,880		Essent Group Ltd.	633,760
4,296	[2]	Euronet Worldwide, Inc.	423,156
2,927		Evercore, Inc., Class A	852,547
7,592		Federated Hermes, Inc.	301,934
24,812		Fidelity National Financial, Inc.	1,443,314
10,492		First American Financial Corp.	663,304
13,313		First Financial Bankshares, Inc.	496,042
44,321		First Horizon Corp.	970,187
4,067		FirstCash Holdings, Inc.	443,913
13,792	[3]	Flagstar Financial, Inc.	163,159
36,988		FNB Corp. (PA)	580,342
11,616		Glacier Bancorp, Inc.	576,967
3,137		Hamilton Lane, Inc.	499,348
11,033		Hancock Whitney Corp.	659,111
2,591		Hanover Insurance Group, Inc.	396,656
19,014		Home Bancshares, Inc.	574,033
5,057		Houlihan Lokey, Inc.	918,958
10,444		Interactive Brokers Group, Inc., Class A	2,270,943

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
4,944		International Bancshares Corp.	$ 325,760
15,774		Janus Henderson Group PLC	708,726
15,439		Jefferies Financial Group, Inc.	1,187,105
5,425		Kemper Corp.	364,451
2,181		Kinsale Capital Group, Inc.	963,871
23,471		MGIC Investment Corp.	599,449
2,214		Morningstar, Inc.	727,609
24,373		Old National Bancorp	581,296
21,933		Old Republic International Corp.	802,309
6,184		Pinnacle Financial Partners, Inc.	771,578
3,779		Primerica, Inc.	1,096,552
8,899		Prosperity Bancshares, Inc.	711,920
6,278		Reinsurance Group of America, Inc.	1,430,505
4,492		RenaissanceRe Holdings Ltd.	1,044,749
7,782		RLI Corp.	570,810
8,130		Ryan Specialty Group Holdings, Inc.	541,295
9,197		SEI Investments Co.	796,276
6,224		Selective Insurance Group, Inc.	523,625
5,296	[2]	Shift4 Payments, Inc.	634,726
21,711		SLM Corp.	605,954
10,978		South State Corp.	1,159,167
38,603		Starwood Property Trust, Inc.	746,968
9,695		Stifel Financial Corp.	1,123,166
14,368		Synovus Financial Corp.	810,643
4,869	[2]	Texas Capital Bancshares, Inc.	384,408
6,384		UMB Financial Corp.	752,674
16,904		United Bankshares, Inc.	650,804
18,354		Unum Group	1,399,492
61,907		Valley National Bancorp	636,404
9,796		VOYA Financial, Inc.	695,418
17,219		Webster Financial Corp. Waterbury	1,037,273
10,965		Western Alliance Bancorp	963,495
46,091		Western Union Co.	475,659
4,044	[2]	WEX, Inc.	743,651
5,328		Wintrust Financial Corp.	696,956
13,850		Zions Bancorporation, N.A.	801,361
		TOTAL	54,484,367
		Health Care—9.2%
5,392	[2]	Acadia Healthcare Co., Inc.	243,233
2,854	[2]	Amedisys, Inc.	263,995
67,512	[2]	Avantor, Inc.	1,504,167
18,999	[2]	BioMarin Pharmaceutical, Inc.	1,203,777
2,308	[2]	Bio-Rad Laboratories, Inc., Class A	832,911
11,291		Bruker Corp.	656,572
1,405		Chemed Corp.	789,610
12,100	[2]	Cytokinetics, Inc.	598,466
20,891		Dentsply Sirona, Inc.	412,806
12,993	[2]	Doximity, Inc.	767,886
11,318		Encompass Health Corp.	1,123,538
5,334		Ensign Group, Inc.	744,946
24,589	[2]	Envista Holdings Corp.	504,566
26,981	[2]	Exelixis, Inc.	894,420

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
10,735	[2]	Globus Medical, Inc.	$ 995,349
3,058	[2]	Haemonetics Corp.	211,155
12,990	[2]	Halozyme Therapeutics, Inc.	735,754
8,209	[2]	HealthEquity Inc.	906,438
16,502	[2]	Illumina, Inc.	2,190,475
5,659	[2]	Jazz Pharmaceuticals PLC	703,810
7,080	[2]	Lantheus Holdings, Inc.	654,971
5,884	[2]	Livanova PLC	293,906
4,371	[2]	Masimo Corp.	761,559
2,419	[2]	Medpace Holdings, Inc.	844,594
7,473	[2]	Neogen Corp.	85,641
9,940	[2]	Neurocrine Biosciences, Inc.	1,509,091
17,826	[2]	Option Care Health, Inc.	551,180
3,854	[2]	Penumbra, Inc.	1,028,902
13,823		Perrigo Co. PLC	344,331
5,266	[2]	Repligen Corp.	875,262
29,571	[2]	Roivant Sciences Ltd.	329,125
8,124	[2]	Sarepta Therapeutics, Inc.	923,861
17,025	[2]	Sotera Health Topco, Inc.	233,413
10,386	[2]	Tenet Healthcare Corp.	1,463,284
4,741	[2]	United Therapeutics Corp.	1,664,897
		TOTAL	27,847,891
		Industrials—20.9%
6,432		Aaon, Inc.	748,556
3,443		Acuity Brands, Inc.	1,144,419
7,119		Advanced Drainage System, Inc.	860,758
12,796		AECOM	1,349,210
6,347		AGCO Corp.	662,817
55,535	[2]	American Airlines Group, Inc.	939,652
3,629		Applied Industrial Technologies, Inc.	943,649
1,992	[2]	Avis Budget Group, Inc.	178,682
8,658		BWX Technologies, Inc.	977,748
2,112	[2]	CACI International, Inc., Class A	815,781
4,776		Carlisle Cos., Inc.	1,860,061
3,316	[2]	Chart Industries, Inc.	701,632
4,815	[2]	Clean Harbors, Inc.	1,121,895
72,342		CNH Industrial NV	931,765
3,780		Comfort Systems USA, Inc.	1,650,915
1,688		Concentrix Corp.	88,249
19,329	[2]	Core & Main, Inc.	1,090,929
4,554		Crane Co.	775,637
3,616		Curtiss-Wright Corp.	1,254,535
11,252		Donaldson Co., Inc.	801,030
4,785		Emcor Group, Inc.	2,143,967
4,028		EnerSys, Inc.	390,998
5,304		Esab Corp.	656,847
15,043	[2]	Exlservice Holding, Inc.	756,061
6,497		Exponent, Inc.	595,580
15,224		Flowserve Corp.	953,327
16,144	[2]	Fluor Corp.	778,302
12,513		Fortune Brands Innovations, Inc.	896,807
4,163	[2]	FTI Consulting, Inc.	813,242

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
2,562		GATX Corp.	$ 423,934
15,138		Genpact Ltd.	737,069
16,115		Graco, Inc.	1,356,400
12,299	[2]	GXO Logistics, Inc.	558,990
8,338		Hexcel Corp.	543,638
1,618		Insperity, Inc.	121,366
7,741		ITT Corp.	1,169,046
13,471		KBR, Inc.	733,092
6,918	[2]	Kirby Corp.	755,100
16,310		Knight-Swift Transportation Holdings, Inc.	931,138
3,604		Landstar System, Inc.	593,435
5,645		Lincoln Electric Holdings, Inc.	1,122,113
2,093		Manpower, Inc.	126,040
7,065	[2]	Mastec, Inc.	1,025,061
6,253		Maximus, Inc.	470,788
5,453	[2]	Middleby Corp.	933,226
3,661		MSA Safety, Inc.	603,077
4,723		MSC Industrial Direct Co., Inc.	379,776
10,724		Mueller Industries, Inc.	844,515
10,741	[2]	NEXTracker, Inc.	541,561
16,460		nVent Electric PLC	1,071,381
4,840		Oshkosh Corp.	563,376
9,189		Owens Corning, Inc.	1,695,830
4,255	[2]	Parsons Corp.	337,294
4,955	[2]	Paylocity Corp.	1,018,352
17,760		RB Global, Inc.	1,589,165
3,079	[2]	RBC Bearings, Inc.	1,073,801
6,632		Regal Rexnord Corp.	1,052,697
3,938		Ryder System, Inc.	627,757
2,306	[2]	Saia, Inc.	1,107,134
5,080		Science Applications International Corp.	550,062
19,733		Sensata Technologies Holdings PLC	535,948
3,271		Simpson Manufacturing Co., Inc.	549,528
3,386		Terex Corp.	162,833
26,152		Tetra Tech, Inc.	962,394
4,568		The Brink’s Co.	426,331
6,614		Timken Co.	530,906
10,344		Toro Co.	861,345
8,449	[2]	Trex Co., Inc.	615,341
6,164		UFP Industries, Inc.	712,867
2,413		Valmont Industries, Inc.	800,537
3,102		Watsco, Inc.	1,484,586
2,528		Watts Industries, Inc., Class A	522,740
4,505		WESCO International, Inc.	833,425
5,825		Woodward, Inc.	1,079,081
11,280	[2]	XPO, Inc.	1,507,798
		TOTAL	63,124,925
		Information Technology—11.0%
14,064	[2]	Allegro MicroSystems, Inc.	338,802
5,561	[2]	Altair Engineering, Inc.	613,656
11,889		Amkor Technology, Inc.	292,588
2,809	[2]	AppFolio, Inc.	657,053

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
5,367	[2]	Arrow Electronics, Inc.	$ 625,524
4,639	[2]	ASGN, Inc.	409,206
3,154	[2]	Aspen Technology, Inc.	831,237
8,345		Avnet, Inc.	431,103
5,160		Belden, Inc.	600,985
9,571	[2]	Bill.Com Holdings, Inc.	926,186
3,474	[2]	Blackbaud, Inc.	268,019
14,072	[2]	Ciena Corp.	1,226,234
6,585	[2]	Cirrus Logic, Inc.	661,397
12,797		Cognex Corp.	510,600
15,360	[2]	Coherent Corp.	1,389,926
4,081	[2]	Commvault Systems, Inc.	649,940
2,313		Crane NXT Co.	147,963
18,274	[2]	DocuSign, Inc.	1,767,644
3,992		Dolby Laboratories, Class A	334,250
20,736	[2]	Dropbox, Inc.	666,662
31,710	[2]	Dynatrace Holdings LLC	1,831,253
3,660	[2]	Fabrinet	791,329
37,026	[2]	Flex Ltd.	1,542,133
8,144	[2]	Guidewire Software, Inc.	1,720,583
4,507	[2]	IPG Photonics Corp.	330,498
18,499	[2]	Kyndryl Holdings, Inc.	702,222
13,924	[2]	Lattice Semiconductor Corp.	793,946
2,538		Littelfuse, Inc.	604,958
5,004	[2]	Lumentum Holdings, Inc.	425,640
5,436	[2]	MA-COM Technology Solutions Holdings, Inc.	718,911
5,850	[2]	Manhattan Associates, Inc.	1,220,252
6,831		MKS Instruments, Inc.	773,816
3,683	[2]	Novanta, Inc.	551,198
4,871	[2]	Onto Innovation, Inc.	997,386
3,235		Power Integrations, Inc.	201,605
32,588	[2]	Pure Storage, Inc.	2,209,141
3,366	[2]	Qualys, Inc.	469,254
13,013	[2]	Rambus, Inc.	801,861
3,389	[2]	Silicon Laboratories, Inc.	459,515
2,016	[2]	Synaptics, Inc.	171,158
7,137		TD SYNNEX Corp.	1,017,094
10,184	[2]	Teradata Corp.	324,971
4,422		Universal Display Corp.	662,946
14,075		Vontier Corp.	542,591
		TOTAL	33,213,236
		Materials—6.1%
25,938		Alcoa Corp.	916,130
7,370		Aptargroup, Inc.	1,158,196
75,871	[2]	Arcadium Lithium PLC	435,500
5,149		Ashland, Inc.	326,910
9,577		Avient Corp.	410,853
21,057	[2]	Axalta Coating Systems Ltd.	756,789
10,727		Berry Global Group, Inc.	728,578
5,063		Cabot Corp.	437,798
4,693		Carpenter Technology Corp.	906,031
6,479		Chemours Co./The	123,036

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
32,034	[2]	Cleveland-Cliffs, Inc.	$ 328,028
13,945		Commercial Metals Corp.	676,193
13,228		Crown Holdings, Inc.	1,162,212
3,155		Eagle Materials, Inc.	810,015
24,089		Graphic Packaging Holding Co.	660,761
2,051		Greif, Inc., Class A	125,562
5,233	[2]	Knife River Corp.	542,034
7,457		Louisiana-Pacific Corp.	872,245
694		Newmarket Corp.	345,626
12,202		Olin Corp.	357,397
5,165		Reliance, Inc.	1,495,267
7,458		Royal Gold, Inc.	1,042,778
12,312		RPM International, Inc.	1,558,699
4,571		Scotts Miracle-Gro Co.	324,358
7,363		Silgan Holdings, Inc.	405,112
9,074		Sonoco Products Co.	432,285
17,487		United States Steel Corp.	644,396
3,509		Westlake Corp.	400,973
		TOTAL	18,383,762
		Real Estate—6.5%
9,798		Agree Realty Corp.	711,041
31,685		American Homes 4 Rent	1,097,251
34,632		Brixmor Property Group, Inc.	902,510
11,876		COPT Defense Properties	349,629
20,101		Cousins Properties, Inc.	613,683
22,261		Cubesmart	928,284
4,992		EastGroup Properties, Inc.	846,743
6,800		EPR Properties	313,480
18,184		Equity Lifestyle Properties, Inc.	1,190,143
13,461		First Industrial Realty Trust, Inc.	718,683
26,860		Gaming and Leisure Properties, Inc.	1,299,755
36,211		Healthcare Realty Trust, Inc.	606,534
23,308		Independence Realty Trust, Inc.	447,747
4,507	[2]	Jones Lang LaSalle, Inc.	1,274,580
11,074		Kilroy Realty Corp.	432,107
27,159		Kite Realty Group Trust	628,731
8,336		Lamar Advertising Co., Class A	1,053,837
10,625		National Storage Affiliates Trust	394,719
17,558		NNN REIT, Inc.	691,610
22,565		Omega Healthcare Investors, Inc.	836,259
10,357		Park Hotels & Resorts, Inc.	139,716
3,308		PotlatchDeltic Corp.	147,967
8,303		Rayonier, Inc.	217,040
17,909		Rexford Industrial Realty, Inc.	728,180
22,123		Sabra Health Care REIT, Inc.	369,675
18,599		STAG Industrial, Inc.	635,714
16,862		Vornado Realty Trust, LP	729,450
23,958		WP Carey, Inc.	1,339,492
		TOTAL	19,644,560
		Utilities—2.5%
5,196		Allete, Inc.	340,962
6,486		Black Hills Corp.	380,923

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
20,711		Essential Utilities, Inc.	$ 734,826
3,895		Idacorp, Inc.	428,216
11,277		National Fuel Gas Co.	789,728
9,047		New Jersey Resources Corp.	433,804
6,510		Northwestern Energy Group, Inc.	350,954
23,019		OGE Energy Corp.	972,092
5,933		ONE Gas, Inc.	419,107
5,664		Ormat Technologies, Inc.	363,346
9,630		Portland General Electric Co.	396,178
7,898		Southwest Gas Holdings, Inc.	589,823
5,542		Spire, Inc.	393,260
5,830		TXNM Energy, Inc.	281,881
21,954		UGI Corp.	674,646
		TOTAL	7,549,746
		TOTAL COMMON STOCKS (IDENTIFIED COST $170,222,932)	297,154,376
		INVESTMENT COMPANY—1.9%
5,570,397		Federated Hermes Government Obligations Fund, Premier Shares, 4.31%[4] (IDENTIFIED COST $5,570,397)	5,570,397
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $175,793,329)	302,724,773
		OTHER ASSETS AND LIABILITIES - NET—(0.3%)[5]	(802,711)
		TOTAL NET ASSETS—100%	$301,922,062
At January 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P MidCap 400 E-Mini Index	15	$4,875,000	March 2025	$113,266
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliates, which are either the parent company of the Manager or investment companies which are funds managed by the Manager or an affiliate of the Manager, during the period ended January 31, 2025, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Total of Affiliated Transactions
Value as of 10/31/2024	$339,058	$6,288,306	$6,627,364
Purchases at Cost	$—	$22,870,960	$22,870,960
Proceeds from Sales	$(35,059)	$(23,588,869)	$(23,623,928)
Change in Unrealized Appreciation/Depreciation	$(19,787)	$—	$(19,787)
Net Realized Gain/(Loss)	$17,722	$—	$17,722
Value as of 1/31/2025	$301,934	$5,570,397	$5,872,331
Shares Held as of 1/31/2025	7,592	5,570,397	5,577,989
Dividend Income	$2,619	$124,500	$127,119

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $4,875,000 at January 31, 2025, which represents 1.6% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100%.

2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Fair Value of Securities Loaned	Collateral Received
$505,877	$509,506

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;

■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
LP	—Limited Partnership
REIT	—Real Estate Investment Trust